14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
14.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transaction for the six months ended June 30, 2014 consisted of the issuance of 250,000 common shares (June 30, 2013 – Nil) in payment of mineral property acquisitions valued at $73,618 (June 30, 2013 – $Nil) which have been capitalized as mineral property interests. The significant non-cash transactions for the six months ended June 30, 2013 consisted of funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $93,246.